Salomon Brothers
                                 Opportunity Fund Inc


                                                                  March 15, 2002

Dear Shareholder,

We are pleased to provide the semi-annual report for the Salomon Brothers Opportunity Fund Inc ("Fund") for the period ended February 28, 2002. In this report, we summarize the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

PERFORMANCE UPDATE

During the six months ended February 28, 2002, the net asset value ("NAV") of the Fund decreased from $48.72 per share at August 31, 2001 to $45.71 per share at February 28, 2002. Dividends of $0.64 per share from net investment income and $2.76 per share from capital gains were paid during the period. Assuming reinvestment of these dividends in additional shares of the Fund, the total return based on the NAV for the period was 0.84%. In comparison, the return for the Standard & Poor's 500 Index ("S&P 500")/1/ was negative 1.67% for the same period.

INVESTMENT STRATEGY

The Fund seeks to achieve above-average long-term capital appreciation, with current income as a secondary objective, by investing primarily in common stocks.

We emphasize individual security selection while varying the Fund's investments across industries, which may help reduce risk. We evaluate companies of all sizes. We seek to identify those companies whose securities are trading at prices that we believe are below the company's intrinsic value. This style of stock selection, known as value investing, focuses on using fundamental analysis to analyze each company in detail, by ranking its management, business strategy and competitive market position.

We currently pursue an investment strategy of retaining unrealized long-term capital gains and avoiding the tax impact of realizing each gain. The strategy reflects our belief that these securities continue to have solid long-term growth potential.

----------------
1 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

MARKET REVIEW

It is important to realize that prior to the tragic events of September 11, 2001, the economy had been in a recession since earlier that year, and in a bear market that can be dated back to early 2000. Following September 11th, the resilience of this country's people and of the nation's economy have been displayed. Predictions made shortly after the attacks, calling for a more lasting economic slump and a corresponding protracted period of stock market weakness, failed to materialize.

Throughout 2001, the U.S. Federal Reserve Board ("Fed") pursued an extremely accommodative monetary policy. Key short-term interest rates were lowered dramatically and the Fed provided an almost unprecedented degree of reserve creation to ease the impact of the slowing economy and, subsequently, to mitigate possible effects on business from the September tragedy. Historically, such a large increase in the nation's money supply has had a very positive impact on equities within a six- to nine-month period. The severe profits recession however, combined with the terrorist attacks, led to another year of decline for most stock market averages.

Stock markets are traditionally considered forward-looking -- they have been able to discount future economic trends many months in advance. It is not surprising then, that the economy started to show a bottoming early in 2002, with outright positive indicators shown in February.

After two very difficult years, we believe stock returns (as measured by the S&P
500) will improve in 2002. Our expectations are based on a few simple observations. First, over the long haul, no other asset class has out-performed stocks on a consistent basis. Although we are not expecting returns as strong as those experienced in the 1980's or 1990's, we do believe stocks will outperform bonds and cash. Additionally, stocks have not declined for three consecutive years since 1941. Furthermore, the years following multi-year declines have typically rebounded. For example 1973-1974 was the last multi-year downturn, and was followed by a 31% gain in 1975./2/

Second, stocks tend to rally three to five months before the economy begins to recover and often enjoy significant gains for some time. Following the last 10 recessions, the S&P 500's three-month, six-month and twelve-month average price appreciation has been 18%, 27%, and 38% respectively./2/ Additionally, since 1930, in the year following the end of interest rate cuts, the stock market has returned an average of 19.4%./3/ There is, of course, no guarantee that these experiences will repeat themselves.

Third, for stocks to continue to appreciate in price, there must be a resumption of corporate profit growth, which, in turn, is dependent on broad economic growth. We believe that the three stimulating forces of lower interest rates, lower taxes and lower energy prices continue to have a positive effect on the U.S. economy. These forces, coupled with the end of a severe inventory liquidation cycle will, in our opinion, start to lift the economy out of recession.


------------------
2 Source: Charles Blood, Brown Brothers Harriman, Financial Markets Strategy,
  January 2, 2002.
3 Source: Tobias Levkovich, Salomon Smith Barney, Institutional Equity Strategy,
  February 11, 2002.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

The beginning of economic recoveries and bull markets are often challenging periods. Even as the business environment begins to improve, economic statistics that headline the evening news will typically continue to deteriorate. Unemployment will likely get worse before it gets better. Corporate profits, though stabilizing, are still weak and some observers still believe stocks are expensive. The current environment continues to present challenges. But for the reasons listed, we believe economic and investment fundamentals are beginning to improve and that we are at the beginning of a new bull market cycle.

So what does this imply for portfolio construction? One word comes to mind -- balance. As we progress through the year, we anticipate investor sentiment to swing between confidence and concern. As such, we believe it is important to own not only companies expected to benefit from an economic recovery, but also companies with solid growth opportunities regardless of the character of the recovery.

Thank you for your investment in the Salomon Brothers Opportunity Fund Inc and in your continued confidence in our investment strategy.


Cordially,

/s/ Irving Brilliant

Irving Brilliant
Chairman and Portfolio Manager

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 6 through 8 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of February 28, 2002 and is subject to change.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Results of an Investment in Salomon Brothers Opportunity Fund Inc

Set forth below are average annual total return figures for the periods indicated and a graph showing the value of a hypothetical $10,000 investment made in Salomon Brothers Opportunity Fund Inc on February 29, 1992. The average annual total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost.

                           AVERAGE ANNUAL TOTAL RETURN

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. When considering "average" total-return for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total return for the periods indicated was as follows:

    0.84% for the six-month period beginning September 1, 2001 and ended
          February 28, 2002
  (2.66)% for the one-year period beginning March 1, 2001 and ended
          February 28, 2002
    8.90% for the five-year period beginning March 1, 1997 and ended
          February 28, 2002
   12.69% for the ten-year period beginning March 1, 1992 and ended
          February 28, 2002

                  PERFORMANCE COMPARISON -- GROWTH OF $10,000*
                         FEBRUARY 1992 -- FEBRUARY 2002
                                   (UNAUDITED)

                           SALOMON BROTHERS
                             OPPORTUNITY       STANDARD & POOR'S
            DATE               FUND INC            500 INDEX
            ----           ----------------    -----------------
            2/92                10,000               10,000
            8/92                10,290               10,187
            8/93                12,368               11,733
            8/94                13,161               12,374
            8/95                15,932               15,024
            8/96                17,743               17,837
            8/97                24,927               25,084
            8/98                24,095               27,120
            8/99                28,081               37,916
            8/00                33,814               44,096
            8/01                32,745               33,346
            2/02                33,019               32,789

* Past performance is not predictive of future performance.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Major Portfolio Changes (unaudited)
For the Six Months Ended February 28, 2002

ADDITIONS+
-----------------------------------------------
Stocks                                Shares
-----------------------------------------------
Tyco International Ltd............    20,000


REDUCTIONS+
-----------------------------------------------
Stocks                                Shares
-----------------------------------------------
Amcast Industrial Corp............    15,900
The Bank of New York Co., Inc.....    40,000
The Chubb Corp....................     8,000
Genuity Inc., Class A Shares......    28,000(1)
Leucadia National Corp............     5,000
Mississippi Chemical Corp.........    34,000(1)
Solutia Inc.......................    10,000(1)
Trenwick Group Ltd................    17,000
Tyco International Ltd............     5,800

-------------
(1) Elimination.
  + Exclusive of changes resulting entirely from mergers, stock dividends and stock splits.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Schedule of Investments (unaudited)
February 28, 2002

    SHARES                                 SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 79.3%
BANKS -- 15.4%

    635,976    The Bank of New York Co., Inc......................................               $ 23,938,137
    125,000    Popular, Inc.......................................................                  3,627,500
                                                                                                 ------------
                                                                                                   27,565,637
                                                                                                 ------------
BASIC INDUSTRY -- 4.4%

     26,700    Amcast Industrial Corp.............................................                    157,530
      6,000    Deltic Timber Corp. ...............................................                    170,700
      4,000    International Paper Co.............................................                    175,000
     15,000    National Processing Inc.*..........................................                    394,500
      8,077    Newmont Mining Corp................................................                    194,817
     13,000    NL Industries, Inc.................................................                    192,140
      2,200    Southern Peru Copper Corp..........................................                     24,640
               Tecumseh Products Co.:
     40,100      Class A Shares...................................................                  2,013,020
     40,900      Class B Shares...................................................                  1,901,850
     78,500    TRC Cos., Inc.*....................................................                  2,674,495
                                                                                                 ------------
                                                                                                    7,898,692
                                                                                                 ------------
BIOTECHNOLOGY & DRUGS -- 1.1%

     49,260    Pharmacia Corp. ...................................................                  2,022,123
                                                                                                 ------------

CONSTRUCTION -- 2.1%

     25,800    Ameron International Corp..........................................                  1,706,670
     42,000    Lafarge North America Inc..........................................                  1,736,280
               Liberty Homes, Inc.:
     24,550      Class A Shares...................................................                    172,832
     24,750      Class B Shares...................................................                    182,655
                                                                                                 ------------
                                                                                                    3,798,437
                                                                                                 ------------
CONSUMER GOODS -- 6.6%

     35,500    Alexander & Baldwin, Inc...........................................                    878,980
     14,000    BJ's Wholesale Club, Inc.*.........................................                    576,100
     96,000    Fine Host Corp.*+..................................................                    768,000
    352,110    Koninklijke (Royal) Philips Electronics N.V. ADR...................                  9,140,776
      3,284    The Neiman Marcus Group, Inc., Class B Shares*.....................                    106,730
     15,737    The News Corp. Ltd. Sponsored ADR..................................                    342,122
                                                                                                 ------------
                                                                                                   11,812,708
                                                                                                 ------------
ENERGY -- 10.0%

      7,000    Amerada Hess Corp..................................................                    484,890
      5,312    Fording Inc........................................................                     95,563
     32,000    Murphy Oil Corp. ..................................................                  2,757,760
     21,888    PanCanadian Energy Corp............................................                    634,314
      6,800    Pogo Producing Co..................................................                    183,600
    260,000    Royal Dutch Petroleum Co. ADR......................................                 13,356,200
     10,000    Talisman Energy Inc................................................                    378,900
                                                                                                 ------------
                                                                                                   17,891,227
                                                                                                 ------------

                                       SEE NOTES TO FINANCIAL STATEMENTS.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

February 28, 2002

    SHARES                                 SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------
FINANCE -- 3.6%

     50,000    Freddie Mac........................................................               $  3,187,000
     52,800    Leucadia National Corp.............................................                  1,676,400
     26,000    Loews Corp.........................................................                  1,516,580
                                                                                                 ------------
                                                                                                    6,379,980
                                                                                                 ------------
HEALTHCARE -- 1.9%

     12,000    Health Net Inc.*...................................................                    290,880
      3,827    HEALTHSOUTH Corp.*.................................................                     45,580
     32,000    Humana Inc.*.......................................................                    419,200
     22,077    Wellpoint Health Networks Inc., Class A Shares*....................                  2,685,005
                                                                                                 ------------
                                                                                                    3,440,665
                                                                                                 ------------
INSURANCE - LIFE, ACCIDENT & HEALTH -- 2.4%

    111,386    CNA Financial Corp.*...............................................                  3,231,308
      1,714    Delphi International Ltd.*.........................................                      5,108
     17,950    Fremont General Corp...............................................                     94,776
     33,440    UnumProvident Corp.................................................                    947,021
                                                                                                 ------------
                                                                                                    4,278,213
                                                                                                 ------------
INSURANCE - PROPERTY & CASUALTY -- 15.7%

      5,040    Allmerica Financial Corp...........................................                    219,139
     11,591    Allmerica International Group, Inc.................................                    857,386
      3,000    Aon Corp. .........................................................                    103,890
    320,000    The Chubb Corp. ...................................................                 24,044,800
      3,000    Everest Re Group, Ltd..............................................                    218,550
     40,000    Merchants Group, Inc...............................................                    870,000
     50,000    Old Republic International Corp. ..................................                  1,598,000
     21,445    Trenwick Group Ltd.................................................                    175,849
                                                                                                 ------------
                                                                                                   28,087,614
                                                                                                 ------------
REAL ESTATE -- 7.3%

      8,000    Fairmont Hotels & Resorts Inc......................................                    203,920
               Forest City Enterprises, Inc.:
    177,750      Class A Shares...................................................                  7,042,455
     99,150      Class B Shares, Convertible++.....................................                 3,908,493
      6,000    Harbor Global Co. Ltd..............................................                     41,100
     47,776    HomeFed Corp.*.....................................................                     41,087
     34,500    Rayonier Inc.......................................................                  1,745,010
                                                                                                 ------------
                                                                                                   12,982,065
                                                                                                 ------------
TECHNOLOGY -- 2.1%

     10,000    Intel Corp.........................................................                    285,500
     12,000    National Semiconductor Corp.*......................................                    301,800
     23,234    Sabre Holdings Corp.*..............................................                  1,022,528
     35,093    Tyco International Ltd. ...........................................                  1,021,206
     25,000    Verizon Communications Inc.........................................                  1,170,000
                                                                                                 ------------
                                                                                                    3,801,034
                                                                                                 ------------
                                 SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                       PAGE 7

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

February 28, 2002

    SHARES                                 SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 6.7%
     73,000    Airborne Inc.......................................................               $  1,319,840
     79,200    AMR Corp. .........................................................                  2,067,120
     15,000    ArvinMeritor, Inc. ................................................                    422,850
     16,000    Canadian Pacific Ltd...............................................                    321,600
      4,000    CNF Inc............................................................                    124,040
      8,000    CP Ships Ltd.......................................................                     88,000
     70,100    General Dynamics Corp..............................................                  6,370,688
      9,500    International Shipholding Corp. ...................................                     64,600
     12,000    Lockheed Martin Corp...............................................                    676,920
     23,600    Overseas Shipholding Group, Inc....................................                    478,608
                                                                                                 ------------
                                                                                                   11,934,266
                                                                                                 ------------
               TOTAL COMMON STOCK (Cost -- $32,796,035)...........................                141,892,661
                                                                                                 ------------

    FACE
   AMOUNT
-----------
CORPORATE BONDS -- 0.2%
BASIC INDUSTRY -- 0.2%
$   300,000    Pacific Gas & Electric Co., Series 93-G, 6.250% due 3/1/04
                  (Cost -- $271,526)..............................................                    296,250
                                                                                                 ------------
               TOTAL LONG-TERM INVESTMENTS (Cost -- $33,067,561)..................                142,188,911
                                                                                                 ------------

CORPORATE SHORT-TERM NOTES -- 20.5%

  4,875,000    AOL Time Warner Entertainment Co., 2.080% due 3/11/02..............                  4,872,183
  4,903,000    BellSouth Corp., 1.740% due 3/4/02.................................                  4,902,289
  4,850,000    Caterpillar Inc., 1.750% due 3/1/02................................                  4,850,000
  5,000,000    Conoco Inc., 2.010% due 3/1/02.....................................                  5,000,000
  2,887,000    Emerson Electric Co., 1.760% due 3/12/02...........................                  2,885,448
  4,900,000    General Electric Capital Corp., 1.780% due 3/7/02..................                  4,898,546
  3,700,000    Kraft Foods Inc., 1.800% due 3/7/02................................                  3,698,890
  2,695,000    McDonald's Corp., 1.740% due 3/12/02...............................                  2,693,567
  3,000,000    Verizon Global Funding, 1.770% due 3/6/02..........................                  2,999,263
                                                                                                 ------------
               TOTAL CORPORATE SHORT-TERM NOTES (Cost --  $36,800,186)............                 36,800,186
                                                                                                 ------------
               TOTAL INVESTMENTS -- 100% (Cost -- $69,867,747**)...................              $178,989,097
                                                                                                 ============

-------------
  * Non-income producing security.
  + Security valued at fair value.
 ++ Convertible into Forest City Enterprises Inc., Class A Shares.
 ** Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Statement of Assets and Liabilities (unaudited)
February 28, 2002

ASSETS:
  Investments, at value (cost -- $33,067,561)........................................   $142,188,911
  Corporate short-term notes, at amortized cost......................................     36,800,186
  Cash...............................................................................          1,745
  Dividends and interest receivable..................................................         65,230
  Receivable for Fund shares sold....................................................          5,315
  Other assets.......................................................................            235
                                                                                        ------------
  TOTAL ASSETS.......................................................................    179,061,622
                                                                                        ============

LIABILITIES:
  Management fee payable.............................................................        136,472
  Accrued expenses...................................................................         88,978
                                                                                        ------------
  TOTAL LIABILITIES..................................................................        225,450
                                                                                        ------------
TOTAL NET ASSETS.....................................................................   $178,836,172
                                                                                        ============

NET ASSETS:
  Common stock ($0.01 par value, 15,000,000 shares authorized;
    3,912,495 shares outstanding)....................................................   $     39,125
  Capital paid in excess of par value................................................     69,756,028
  Overdistributed net investment income..............................................       (319,862)
  Accumulated net realized gain from security transactions and foreign currencies....        239,534
  Net unrealized appreciation of investments and foreign currencies..................    109,121,347
                                                                                        ------------
TOTAL NET ASSETS.....................................................................   $178,836,172
                                                                                        ------------

NET ASSET VALUE, PER SHARE ($178,836,172 / 3,912,495 shares).........................         $45.71
                                                                                              ======

                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                              PAGE 9

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2002

INVESTMENT INCOME:
  Dividends .........................................................................     $   897,312
  Interest...........................................................................         496,216
                                                                                          -----------
  TOTAL INVESTMENT INCOME............................................................       1,393,528
                                                                                          -----------

EXPENSES:
  Management fee (Note 2)............................................................         883,189
  Shareholder communications.........................................................          24,026
  Audit and tax services.............................................................          21,820
  Registration fees..................................................................          11,638
  Shareholder services...............................................................          10,746
  Legal..............................................................................           9,887
  Custody............................................................................           7,439
  Directors' fees....................................................................           3,676
  Other..............................................................................           4,602
                                                                                          -----------
  TOTAL EXPENSES.....................................................................         977,023
                                                                                          -----------
NET INVESTMENT INCOME................................................................         416,505
                                                                                          -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
  Realized Gain From:
    Security transactions (excluding short-term securities)..........................         766,420
    Foreign currency transactions....................................................              58
                                                                                          -----------
  NET REALIZED GAIN..................................................................         766,478
                                                                                          -----------
  Change in Net Unrealized Appreciation From:
    Security transactions............................................................         271,956
    Foreign currency transactions....................................................              (3)
                                                                                          -----------
  INCREASE IN NET UNREALIZED APPRECIATION............................................         271,953
                                                                                          -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES.......................................       1,038,431
                                                                                          -----------
INCREASE IN NET ASSETS FROM OPERATIONS...............................................     $ 1,454,936
                                                                                          ===========

                                  SEE NOTES TO FINANCIAL STATEMENTS.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2002 (unaudited) and the Year Ended August 31, 2001

                                                                       2002                  2001
-----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income....................................       $    416,505          $  2,666,881
  Net realized gain........................................            766,478            12,511,669
  Increase (decrease) in net unrealized appreciation.......            271,953           (20,603,127)
                                                                  ------------          ------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS........          1,454,936            (5,424,577)
                                                                  ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................         (2,501,406)           (3,027,199)
  Net realized gains.......................................        (10,394,803)          (19,807,162)
                                                                  ------------          ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS..........................        (12,896,209)          (22,834,361)
                                                                  ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................          1,479,664            17,806,372
  Net asset value of shares issued for
    reinvestment of dividends..............................          9,207,194            17,941,209
  Cost of shares reacquired................................         (5,575,510)          (34,477,295)
                                                                  ------------          ------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS......          5,111,348             1,270,286
                                                                  ------------          ------------
DECREASE IN NET ASSETS.....................................         (6,329,925)          (26,988,652)

NET ASSETS:
  Beginning of period......................................        185,166,097           212,154,749
                                                                  ------------          ------------
  END OF PERIOD*...........................................       $178,836,172          $185,166,097
                                                                  ============          ============
* Includes undistributed (overdistributed) net investment
    income of:.............................................       $   (319,862)         $  1,764,981
                                                                  ============          ============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                             PAGE 11

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Notes to Financial Statements (unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

The Salomon Brothers Opportunity Fund Inc ("Fund") is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (A) SECURITIES VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. If no quotations are readily available (as may be the case for securities of limited marketability), or if "restricted" securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

     (B) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (C) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

     (D) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. At August 31, 2001, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

     (E) OTHER. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned. Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS

The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Fund. The management fee is payable monthly at an annual rate of 1% of the Fund's average daily net assets.

Effective June 1, 2001, the Fund entered into a distribution agreement with Salomon Smith Barney Inc., a wholly-owned subsidiary of Citigroup and an affiliate of SBAM, as the Fund's distributor, which, in turn terminated the distribution agreement with CFBDS, Inc.

3.   PORTFOLIO ACTIVITY

During the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

Purchases ...................................................   $  1,105,784
                                                                ============
Sales .......................................................   $  3,011,306
                                                                ============

At February 28, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ...............................   $109,966,121
Gross unrealized depreciation ...............................       (844,771)
                                                                ------------
Net unrealized appreciation .................................   $109,121,350
                                                                ============

4.   SHARES OF CAPITAL STOCK

At February 28, 2002, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares for the portfolio were as follows:

                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                   FEBRUARY 28, 2002                  AUGUST 31, 2001
                                               --------------------------       ---------------------------
                                                SHARES           AMOUNT          SHARES           AMOUNT
                                               --------       -----------       --------       ------------
Shares sold................................      32,581       $ 1,479,664        324,222       $ 17,806,372
Shares issued on reinvestment..............     200,253         9,207,194        353,382         17,941,209
Shares reacquired..........................    (121,321)       (5,575,510)      (666,759)       (34,477,295)
                                               --------       -----------       --------       ------------
Net Increase ..............................     111,513       $ 5,111,348         10,845       $  1,270,286
                                               ========       ===========       ========       ============

                                                                                                    PAGE 13

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Financial Highlights

For a share of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

                                            2002(1)      2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $48.72      $55.98      $49.69      $47.36      $50.64      $37.89
                                            ------      ------      ------      ------      ------      ------

INCOME (LOSS) FROM OPERATIONS:

  Net investment income..................     0.09        0.69        0.82        0.76        0.46        0.43

  Net realized and unrealized gain (loss)     0.30       (2.23)       8.79        6.98       (1.95)      14.46
                                            ------      ------      ------      ------      ------      ------

Total Income (Loss) From Operations .....     0.39       (1.54)       9.61        7.74       (1.49)      14.89
                                            ------      ------      ------      ------      ------      ------

LESS DISTRIBUTIONS FROM:

  Net investment income..................    (0.64)      (0.76)      (0.80)      (0.47)      (0.39)      (0.62)

  Net realized gains.....................    (2.76)      (4.96)      (2.52)      (4.94)      (1.40)      (1.52)
                                            ------      ------      ------      ------      ------      ------

Total Distributions......................    (3.40)      (5.72)      (3.32)      (5.41)      (1.79)      (2.14)
                                            ------      ------      ------      ------      ------      ------

NET ASSET VALUE, END OF PERIOD...........   $45.71      $48.72      $55.98      $49.69      $47.36      $50.64
                                            ======      ======      ======      ======      ======      ======

TOTAL RETURN.............................      0.8%++     (3.2)%      20.4%       16.5%       (3.3)%      40.5%

NET ASSETS, END OF PERIOD (000s)......... $178,836    $185,166    $212,155    $188,744    $177,269    $188,496

RATIOS TO AVERAGE NET ASSETS:

  Expenses...............................     1.11%+      1.10%       1.11%       1.14%       1.12%       1.16%

  Net investment income..................     0.47+       1.30        1.65        1.55        0.83        0.95

PORTFOLIO TURNOVER RATE..................        1%          1%          3%          3%          3%          4%

-----------------
 (1) For the six months ended February 28, 2002 (unaudited).
  ++ Total return is not annualized, as it may not be representative of the total return for the year.
   + Annualized.

S A L O M O N    B R O T H E R S    O P P O R T U N I T Y    F U N D    I N C

Directors                                         Salomon Brothers Opportunity Fund Inc

IRVING BRILLIANT                                        125 Broad Street
      Chairman                                          10th Floor, MF-2
                                                        New York, New York 10004
B. ALEXANDER GAGUINE                                    1-888-777-0102, toll free
      Consultant
                                                  INVESTMENT MANAGER
ROSALIND A. KOCHMAN                                     Salomon Brothers Asset Management Inc
      Administrator and counsel,                        388 Greenwich Street
      Kochman Eye Surgical Facility                     New York, New York 10013

IRVING SONNENSCHEIN                               DISTRIBUTOR
      Partner of law firm of Sonnenschein,              Salomon Smith Barney Inc.
      Sherman & Deutsch                                 388 Greenwich Street
                                                        New York, New York 10013
Officers
                                                  CUSTODIAN
IRVING BRILLIANT                                        State Street Bank and Trust Company
      Chairman and Portfolio Manager                    225 Franklin Street
                                                        Boston, Massachusetts 02110
GEORGE J. WILLIAMSON
      President and Co-Portfolio Manager          DIVIDEND DISBURSING AND TRANSFER AGENT
                                                        PFPC Global Fund Services
LEWIS E. DAIDONE                                        P.O. Box 9764
      Executive Vice President and Treasurer            Providence, Rhode Island 02940-9764

ANTHONY PACE                                      LEGAL COUNSEL
      Controller                                        Simpson Thacher & Bartlett
                                                        425 Lexington Avenue
CHRISTINA T. SYDOR                                      New York, New York 10017-3909
      Secretary
                                                  INDEPENDENT ACCOUNTANTS
                                                        PricewaterhouseCoopers LLP
                                                        1177 Avenue of the Americas
                                                        New York, New York 10036

-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

PFPC Global Fund Services
P.O. Box 9764
Providence, Rhode Island 02940-9764

                                -----------------
                                   FIRST-CLASS
                                  U.S. POSTAGE
                                      PAID
                                NORTHREADING, MA
                                 PERMIT No. 105
                                -----------------

                                   OPSEMI 2/02


                 Salomon Brothers
                 Opportunity Fund Inc

                 Semi-Annual Report

                 FEBRUARY 28, 2002



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                 Salomon Brothers Asset Management
                 ----------------------------------------------------